Property, Equipment and Software, net - Additional Information (Detail) (Property, Equipment and Software, USD $) In Millions, unless otherwise specified	9 Months Ended			12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2012
Property, Equipment and Software
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 4.1	$ 0.9	$ 0.2	$ 1.7	$ 0.2